Acquisitions (Purchase Price Allocation) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	May 01, 2012	Dec. 31, 2011
Plus fair value of liabilities assumed:
Current and non-current deferred tax liabilities	$ 97.5		$ 61.3
Less allocation to assets acquired:
Identifiable intangible assets		543.2
Mead C&OP
Business Acquisition [Line Items]
Consideration given for the Mead C&OP business		1,031.8
Cash acquired		(32.0)
Net purchase price		999.8
Plus fair value of liabilities assumed:
Accounts payable and accrued liabilities		103.8
Current and non-current deferred tax liabilities		207.8
Other non-current liabilities		72.8
Fair value of Liabilities assumed		384.4
Less allocation to assets acquired:
Accounts receivable		73.3
Inventory		143.5
Property, plant and equipment		136.6
Identifiable intangible assets		543.2
Other assets		24.2
Fair value of assets acquired		920.8
Goodwill		$ 463.4